Schedule of Investments(a)
Invesco DWA SmallCap Momentum ETF (DWAS)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-0.39%
DHI Group, Inc.(b)	297,923	$1,674,327
Consumer Discretionary-12.04%
Academy Sports & Outdoors, Inc.(c)	37,845	1,910,416
Acushnet Holdings Corp.	30,839	1,401,633
Asbury Automotive Group, Inc.(b)(c)	9,704	1,820,665
Bowlero Corp.(b)(c)	109,357	1,526,624
Dave & Buster’s Entertainment, Inc.(b)(c)	68,484	2,716,075
Designer Brands, Inc., Class A	112,787	1,725,641
Destination XL Group, Inc.(b)	1,102,845	7,344,948
Dine Brands Global, Inc.	20,977	1,564,674
Funko, Inc., Class A(b)(c)	117,510	1,116,345
Green Brick Partners, Inc.(b)(c)	64,341	1,555,765
Group 1 Automotive, Inc.	9,735	1,882,165
Kura Sushi USA, Inc., Class A(b)(c)	20,479	1,345,470
Modine Manufacturing Co.(b)	109,175	2,311,235
RCI Hospitality Holdings, Inc.(c)	58,673	5,340,416
SeaWorld Entertainment, Inc.(b)(c)	43,420	2,477,545
Skyline Champion Corp.(b)	29,066	1,511,141
Sonic Automotive, Inc., Class A(c)	33,305	1,769,828
Stride, Inc.(b)(c)	35,425	1,254,399
Target Hospitality Corp.(b)(c)	293,384	4,242,333
TravelCenters of America, Inc.(b)	73,745	3,772,057
Visteon Corp.(b)	11,870	1,742,516
Xometry, Inc., Class A(b)(c)	23,370	986,915
		51,318,806
Consumer Staples-3.35%
Andersons, Inc. (The)	44,570	1,715,945
Cal-Maine Foods, Inc.(c)	23,913	1,393,650
elf Beauty, Inc.(b)	39,824	2,188,727
Hostess Brands, Inc.(b)	59,704	1,576,185
Ingles Markets, Inc., Class A	17,620	1,781,382
MGP Ingredients, Inc.	17,337	2,168,165
SpartanNash Co.	48,022	1,577,523
United Natural Foods, Inc.(b)	39,400	1,878,592
		14,280,169
Energy-16.73%
Amplify Energy Corp.(b)(c)	280,666	2,323,914
Archaea Energy, Inc.(b)(c)	74,936	1,943,840
Berry Corp.	183,925	1,657,164
California Resources Corp.	44,222	2,006,794
Centrus Energy Corp., Class A(b)(c)	34,964	1,328,632
Comstock Resources, Inc.	187,697	3,444,240
CONSOL Energy, Inc.	91,591	7,093,723
CVR Energy, Inc.	54,023	1,990,748
Delek US Holdings, Inc.	55,823	1,729,397
Denbury, Inc.(b)	32,789	2,943,141
Diamond Offshore Drilling, Inc.(b)	208,145	1,991,948
Green Plains, Inc.(b)(c)	108,417	3,746,891
International Seaways, Inc.	48,249	2,078,567
Kosmos Energy Ltd. (Ghana)(b)	358,793	2,385,973
NACCO Industries, Inc., Class A	34,022	1,539,836
Noble Corp. PLC(b)(c)	49,091	1,822,749
Northern Oil and Gas, Inc.	158,144	5,754,860
PBF Energy, Inc., Class A	105,069	4,178,594
Ranger Oil Corp., Class A(c)	98,316	4,283,628
RPC, Inc.	208,412	1,929,895
SandRidge Energy, Inc.(b)(c)	310,354	6,331,222
Talos Energy, Inc.(b)	78,504	1,542,604
Tidewater, Inc.(b)	65,673	1,996,459
US Silica Holdings, Inc.(b)	117,438	1,537,263
	Shares	Value
Energy-(continued)
Valaris Ltd.(b)(c)	30,899	$2,039,643
W&T Offshore, Inc.(b)(c)	247,053	1,697,254
		71,318,979
Financials-10.78%
Amalgamated Financial Corp.	62,326	1,662,234
Amerant Bancorp, Inc.	55,320	1,629,727
BancFirst Corp.	15,135	1,542,862
BCB Bancorp, Inc.	81,350	1,533,448
BRP Group, Inc., Class A(b)(c)	51,193	1,537,838
Carter Bankshares, Inc.(b)(c)	85,707	1,589,008
Coastal Financial Corp.(b)(c)	37,262	1,860,119
Donnelley Financial Solutions, Inc.(b)(c)	110,212	4,207,894
Ellington Financial, Inc.	103,137	1,406,789
Esquire Financial Holdings, Inc.	37,804	1,695,131
EZCORP, Inc., Class A(b)	178,820	1,791,776
First Bancorp	99,962	1,537,416
First Business Financial Services, Inc.	42,942	1,645,537
First Merchants Corp.	37,058	1,638,334
Greene County Bancorp, Inc.	30,588	2,332,947
Hancock Whitney Corp.	29,203	1,601,493
Northeast Bank	41,977	1,777,306
OFG Bancorp	62,363	1,806,656
P10, Inc., Class A	431,028	4,409,417
Palomar Holdings, Inc.(b)(c)	17,003	1,066,768
Premier Financial Corp.	53,372	1,557,395
Seacoast Banking Corp. of Florida(c)	44,941	1,545,072
South Plains Financial, Inc.	51,424	1,592,087
Southern Missouri Bancorp, Inc.	27,440	1,423,038
Stock Yards Bancorp, Inc.(c)	21,016	1,555,604
		45,945,896
Health Care-20.39%
Accolade, Inc.(b)(c)	118,605	1,047,282
Akero Therapeutics, Inc.(b)(c)	76,129	3,539,999
Aldeyra Therapeutics, Inc.(b)(c)	251,194	1,406,686
Allakos, Inc.(b)	262,093	2,162,267
Allovir, Inc.(b)(c)	189,929	1,426,367
Amylyx Pharmaceuticals, Inc.(b)(c)	85,294	3,272,731
AVEO Pharmaceuticals, Inc.(b)(c)	189,804	2,837,570
Axsome Therapeutics, Inc.(b)(c)	27,176	1,964,553
Biomea Fusion, Inc.(b)(c)	209,848	1,508,807
Bluebird Bio, Inc.(b)(c)	235,494	1,834,498
Caribou Biosciences, Inc.(b)	132,371	1,232,374
Cassava Sciences, Inc.(b)(c)	38,931	1,355,967
Catalyst Pharmaceuticals, Inc.(b)(c)	230,850	3,871,355
Chinook Therapeutics, Inc.(b)(c)	73,333	1,660,992
Cogent Biosciences, Inc.(b)	138,849	1,746,720
Concert Pharmaceuticals, Inc.(b)(c)	261,604	1,260,931
Cross Country Healthcare, Inc.(b)(c)	92,158	3,297,413
CTI BioPharma Corp.(b)(c)	562,845	3,388,327
Cutera, Inc.(b)(c)	37,106	1,765,504
Cytokinetics, Inc.(b)(c)	37,470	1,592,475
Deciphera Pharmaceuticals, Inc.(b)	84,445	1,343,520
Dyne Therapeutics, Inc.(b)	139,499	1,632,138
Ensign Group, Inc. (The)(c)	16,828	1,598,660
Entrada Therapeutics, Inc.(b)(c)	105,001	1,571,865
Esperion Therapeutics, Inc.(b)(c)	205,345	1,375,812
Evolent Health, Inc., Class A(b)(c)	116,454	3,352,711
Evolus, Inc.(b)(c)	166,838	1,207,907
G1 Therapeutics, Inc.(b)(c)	123,710	737,312
Gossamer Bio., Inc.(b)(c)	115,613	989,647
HilleVax, Inc.(b)(c)	73,328	1,466,560
See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Karuna Therapeutics, Inc.(b)(c)	6,865	$1,615,403
Krystal Biotech, Inc.(b)(c)	20,954	1,628,964
Merit Medical Systems, Inc.(b)	26,400	1,900,800
Mersana Therapeutics, Inc.(b)(c)	214,283	1,427,125
Nuvalent, Inc., Class A(b)	86,109	2,831,264
Point Biopharma Global, Inc.(b)(c)	170,231	1,159,273
Privia Health Group, Inc.(b)(c)	39,908	954,998
PROCEPT BioRobotics Corp.(b)(c)	36,880	1,582,152
Prometheus Biosciences, Inc.(b)	27,595	1,134,430
ProPhase Labs, Inc.(c)	142,475	1,477,466
RAPT Therapeutics, Inc.(b)(c)	61,748	1,091,705
Relmada Therapeutics, Inc.(b)(c)	48,606	226,018
Revance Therapeutics, Inc.(b)(c)	57,388	1,245,893
Seres Therapeutics, Inc.(b)(c)	236,959	1,540,234
Syndax Pharmaceuticals, Inc.(b)	62,229	1,491,007
TransMedics Group, Inc.(b)(c)	50,267	3,110,019
UFP Technologies, Inc.(b)	18,559	2,228,008
Verve Therapeutics, Inc.(b)(c)	45,149	1,048,811
Viridian Therapeutics, Inc.(b)	70,348	1,777,694
		86,920,214
Industrials-21.29%
AerSale Corp.(b)	73,914	1,171,537
Albany International Corp., Class A(c)	17,605	1,784,619
ArcBest Corp.	22,412	1,855,041
Array Technologies, Inc.(b)	84,586	1,771,231
Bloom Energy Corp., Class A(b)(c)	60,399	1,285,895
Cadre Holdings, Inc.	58,818	1,525,739
Casella Waste Systems, Inc., Class A(b)	66,179	5,697,350
CBIZ, Inc.(b)	54,184	2,690,236
CECO Environmental Corp.(b)(c)	154,739	1,875,437
Comfort Systems USA, Inc.	14,212	1,801,513
CRA International, Inc.	16,906	2,083,834
CSW Industrials, Inc.	12,082	1,461,318
Encore Wire Corp.(c)	12,719	1,858,373
Energy Recovery, Inc.(b)	62,703	1,453,456
Enovix Corp.(b)(c)	70,007	913,591
Federal Signal Corp.	36,855	1,790,784
Fluence Energy, Inc.(b)(c)	86,055	1,478,425
Fluor Corp.(b)(c)	56,405	1,895,772
Franklin Covey Co.(b)	30,893	1,605,200
Franklin Electric Co., Inc.	17,218	1,434,259
GMS, Inc.(b)	34,461	1,692,035
Herc Holdings, Inc.(c)	32,154	4,121,178
ICF International, Inc.	13,826	1,498,324
Insperity, Inc.	13,581	1,610,028
Kadant, Inc.	21,133	4,079,514
McGrath RentCorp	17,097	1,677,558
Mueller Industries, Inc.	24,051	1,653,987
MYR Group, Inc.(b)	17,454	1,667,381
NOW, Inc.(b)	137,339	1,713,991
NV5 Global, Inc.(b)(c)	11,091	1,602,760
PAM Transportation Services, Inc.(b)	66,510	1,864,275
RCM Technologies, Inc.(b)(c)	318,718	4,870,011
Resideo Technologies, Inc.(b)	85,720	1,388,664
Rush Enterprises, Inc., Class A	32,348	1,666,892
Shoals Technologies Group, Inc., Class A(b)(c)	63,642	1,843,709
Shyft Group, Inc. (The)	68,927	1,690,779
SPX Technologies, Inc.(b)	50,182	3,357,176
Stem, Inc.(b)(c)	90,789	1,186,612
Sterling Infrastructure, Inc.(b)	61,364	2,009,671
Titan Machinery, Inc.(b)	51,951	2,287,402
Transcat, Inc.(b)(c)	61,233	4,900,477
	Shares	Value
Industrials-(continued)
Triton International Ltd. (Bermuda)	29,659	$2,001,093
Universal Logistics Holdings, Inc.	45,160	1,714,725
Viad Corp.(b)	40,572	1,201,337
		90,733,189
Information Technology-8.90%
Axcelis Technologies, Inc.(b)	35,034	2,797,815
Badger Meter, Inc.	15,937	1,845,823
Bel Fuse, Inc., Class B	59,190	2,038,504
CommScope Holding Co., Inc.(b)	128,244	1,138,807
Digi International, Inc.(b)(c)	47,664	2,024,290
Diodes, Inc.(b)	22,269	2,053,870
Extreme Networks, Inc.(b)	172,006	3,606,966
Harmonic, Inc.(b)(c)	123,455	1,893,800
Impinj, Inc.(b)(c)	29,482	3,760,429
International Money Express, Inc.(b)	60,131	1,306,045
MACOM Technology Solutions Holdings, Inc.(b)(c)	40,018	2,748,836
Napco Security Technologies, Inc.(b)(c)	50,988	1,345,063
PDF Solutions, Inc.(b)	61,570	1,931,451
Richardson Electronics Ltd.(c)	143,808	3,658,476
SPS Commerce, Inc.(b)(c)	24,048	3,421,068
Super Micro Computer, Inc.(b)	26,386	2,380,809
		37,952,052
Materials-4.87%
Alpha Metallurgical Resources, Inc.	42,084	7,206,043
ATI, Inc.(b)(c)	59,682	1,820,898
Haynes International, Inc.	39,090	1,952,937
LSB Industries, Inc.(b)	404,945	6,248,301
Ryerson Holding Corp.	120,169	3,543,784
		20,771,963
Real Estate-0.32%
Farmland Partners, Inc.(c)	103,688	1,376,977
Utilities-0.91%
Altus Power, Inc.(b)	121,620	869,583
Middlesex Water Co.	17,768	1,660,419
Montauk Renewables, Inc.(b)(c)	110,012	1,327,845
		3,857,847
Total Common Stocks & Other Equity Interests (Cost $374,721,304)		426,150,419
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $82,282)	82,282	82,282
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $374,803,586)		426,232,701
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.18%
Invesco Private Government Fund, 3.83%(d)(e)(f)	26,478,412	26,478,412

See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	68,054,133	$68,067,741
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $94,533,334)		94,546,153
TOTAL INVESTMENTS IN SECURITIES-122.17% (Cost $469,336,920)		520,778,854
OTHER ASSETS LESS LIABILITIES-(22.17)%		(94,511,800)
NET ASSETS-100.00%		$426,267,054
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$202,856	$5,088,937	$(5,209,511)	$-	$-	$82,282	$3,451
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,614,890	41,033,792	(40,170,270)	-	-	26,478,412	211,902*
Invesco Private Prime Fund	68,444,203	92,404,385	(92,790,227)	8,331	1,049	68,067,741	570,860*
Total	$94,261,949	$138,527,114	$(138,170,008)	$8,331	$1,049	$94,628,435	$786,213

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Auto Components-10.06%
American Axle & Manufacturing Holdings, Inc.(b)(c)	24,199	$251,912
Dorman Products, Inc.(b)(c)	5,991	537,033
Gentherm, Inc.(b)(c)	7,032	503,421
LCI Industries	5,385	532,361
Motorcar Parts of America, Inc.(b)	4,057	45,722
Patrick Industries, Inc.	4,590	256,719
Standard Motor Products, Inc.	3,933	151,067
XPEL, Inc.(b)(c)(d)	4,150	284,482
		2,562,717
Automobiles-1.55%
Winnebago Industries, Inc.(c)	6,727	394,135
Diversified Consumer Services-7.53%
Adtalem Global Education, Inc.(b)	9,577	398,403
frontdoor, inc.(b)(c)	17,267	403,530
Mister Car Wash, Inc.(b)(c)	16,706	171,069
Perdoceo Education Corp.(b)	14,308	205,320
Strategic Education, Inc.(c)	4,755	388,959
Stride, Inc.(b)(c)	8,622	305,305
WW International, Inc.(b)	11,316	46,735
		1,919,321
Hotels, Restaurants & Leisure-14.54%
BJ’s Restaurants, Inc.(b)	4,954	158,924
Bloomin’ Brands, Inc.	18,916	425,988
Brinker International, Inc.(b)(c)	9,297	310,985
Cheesecake Factory, Inc. (The)(c)	10,299	360,877
Chuy’s Holdings, Inc.(b)	3,979	126,095
Dave & Buster’s Entertainment, Inc.(b)(c)	9,029	358,090
Dine Brands Global, Inc.	3,312	247,042
El Pollo Loco Holdings, Inc.(c)	4,132	45,039
Golden Entertainment, Inc.(b)	4,637	205,465
Jack in the Box, Inc.	4,449	321,663
Monarch Casino & Resort, Inc.(b)	2,794	237,071
Ruth’s Hospitality Group, Inc.	6,508	113,955
Shake Shack, Inc., Class A(b)	7,902	415,645
Six Flags Entertainment Corp.(b)(c)	15,632	376,575
		3,703,414
Household Durables-18.32%
Cavco Industries, Inc.(b)	1,754	402,771
Century Communities, Inc.	6,095	293,535
Ethan Allen Interiors, Inc.	4,819	137,101
Green Brick Partners, Inc.(b)(c)	5,735	138,672
Installed Building Products, Inc.(c)	4,994	424,140
iRobot Corp.(b)(c)	5,775	300,820
La-Z-Boy, Inc.(c)	9,164	249,536
LGI Homes, Inc.(b)(c)	4,339	431,036
M.D.C. Holdings, Inc.(c)	12,070	391,430
M/I Homes, Inc.(b)	5,866	265,026
Meritage Homes Corp.(b)	7,745	669,245
Sonos, Inc.(b)(c)	26,952	472,469
Tri Pointe Homes, Inc.(b)(c)	21,555	397,474
Tupperware Brands Corp.(b)	8,170	37,827
Universal Electronics, Inc.(b)(c)	2,539	55,528
		4,666,610
Internet & Direct Marketing Retail-0.72%
Liquidity Services, Inc.(b)(c)	5,711	95,317
PetMed Express, Inc.(c)	4,435	87,813
		183,130
	Shares	Value
Leisure Products-2.12%
Sturm Ruger & Co., Inc.(c)	3,731	$204,944
Vista Outdoor, Inc.(b)(c)	11,987	335,276
		540,220
Multiline Retail-0.47%
Big Lots, Inc.(c)	6,115	119,242
Specialty Retail-37.38%
Aaron’s Co., Inc. (The)	6,492	79,138
Abercrombie & Fitch Co., Class A(b)	10,656	255,531
Academy Sports & Outdoors, Inc.(c)	18,015	909,397
American Eagle Outfitters, Inc.(c)	33,380	528,072
America’s Car-Mart, Inc.(b)(c)	1,257	91,459
Asbury Automotive Group, Inc.(b)(c)	4,686	879,187
Bed Bath & Beyond, Inc.(b)(c)	14,692	49,953
Boot Barn Holdings, Inc.(b)	6,320	425,652
Buckle, Inc. (The)	6,244	274,424
Caleres, Inc.(c)	7,761	187,506
Cato Corp. (The), Class A(c)	3,431	35,682
Chico’s FAS, Inc.(b)	26,453	155,279
Children’s Place, Inc. (The)(b)(c)	2,780	98,690
Conn’s, Inc.(b)(c)	2,710	26,992
Designer Brands, Inc., Class A	11,902	182,101
Genesco, Inc.(b)	2,755	143,811
Group 1 Automotive, Inc.	3,344	646,529
Guess?, Inc.(c)	7,052	146,400
Haverty Furniture Cos., Inc., (Acquired 06/25/2020 - 07/29/2022; Cost $71,882)(e)	2,828	89,167
Hibbett, Inc.	2,732	182,115
Leslie’s, Inc.(b)(c)	31,403	458,484
LL Flooring Holdings, Inc.(b)	6,184	42,113
MarineMax, Inc.(b)	4,549	150,253
Monro, Inc.	6,803	309,332
National Vision Holdings, Inc.(b)(c)	16,706	675,925
ODP Corp. (The)(b)	9,072	436,635
Rent-A-Center, Inc.(c)	11,259	271,229
Sally Beauty Holdings, Inc.(b)(c)	22,615	265,952
Shoe Carnival, Inc.(c)	3,612	95,393
Signet Jewelers Ltd.(c)	9,851	640,315
Sleep Number Corp.(b)(c)	4,638	135,662
Sonic Automotive, Inc., Class A(c)	3,911	207,831
Urban Outfitters, Inc.(b)(c)	12,776	369,737
Zumiez, Inc.(b)(c)	3,285	76,376
		9,522,322
Textiles, Apparel & Luxury Goods-7.26%
G-III Apparel Group Ltd.(b)	9,168	198,304
Kontoor Brands, Inc.	10,453	454,183
Movado Group, Inc.	3,387	109,028
Oxford Industries, Inc.(c)	3,175	358,330
Steven Madden Ltd.	15,733	543,418
Wolverine World Wide, Inc.	16,640	186,368
		1,849,631
Total Common Stocks & Other Equity Interests (Cost $34,459,775)		25,460,742
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(f)(g) (Cost $27,155)	27,155	$27,155
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $34,486,930)		25,487,897
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.40%
Invesco Private Government Fund, 3.83%(f)(g)(h)	2,311,187	2,311,187
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(f)(g)(h)	5,940,363	$5,941,551
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,251,755)		8,252,738
TOTAL INVESTMENTS IN SECURITIES-132.46% (Cost $42,738,685)		33,740,635
OTHER ASSETS LESS LIABILITIES-(32.46)%		(8,267,951)
NET ASSETS-100.00%		$25,472,684

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2022 represented 1.12% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,475	$131,338	$(122,658)	$-	$-	$27,155	$81
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,330,277	2,723,189	(2,742,279)	-	-	2,311,187	16,769*
Invesco Private Prime Fund	5,992,142	3,856,585	(3,907,767)	549	42	5,941,551	45,252*
Total	$8,340,894	$6,711,112	$(6,772,704)	$549	$42	$8,279,893	$62,102

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Beverages-6.38%
MGP Ingredients, Inc.	19,107	$2,389,521
National Beverage Corp.(b)	28,960	1,492,309
		3,881,830
Food & Staples Retailing-16.86%
Andersons, Inc. (The)	39,504	1,520,904
Chefs’ Warehouse, Inc. (The)(c)	42,263	1,641,917
PriceSmart, Inc.	31,096	2,209,060
SpartanNash Co.	44,836	1,472,863
United Natural Foods, Inc.(c)	71,521	3,410,121
		10,254,865
Food Products-40.86%
B&G Foods, Inc.(b)	88,951	1,181,269
Calavo Growers, Inc.	22,020	769,819
Cal-Maine Foods, Inc.(b)	46,575	2,714,391
Fresh Del Monte Produce, Inc.	37,995	1,051,702
Hain Celestial Group, Inc. (The)(b)(c)	111,448	2,088,536
Hostess Brands, Inc.(c)	167,474	4,421,314
J&J Snack Foods Corp.(b)	18,367	3,012,555
John B. Sanfilippo & Son, Inc.	11,082	938,535
Seneca Foods Corp., Class A(c)	6,953	446,939
Simply Good Foods Co. (The)(b)(c)	104,677	4,176,612
Tootsie Roll Industries, Inc.	22,051	991,192
TreeHouse Foods, Inc.(b)(c)	61,886	3,059,025
		24,851,889
Household Products-8.62%
Central Garden & Pet Co.(c)	11,788	483,898
Central Garden & Pet Co., Class A(b)(c)	50,213	1,961,822
WD-40 Co.(b)	16,720	2,800,600
		5,246,320
Personal Products-21.43%
Edgewell Personal Care Co.	59,046	2,551,378
elf Beauty, Inc.(b)(c)	59,713	3,281,826
Inter Parfums, Inc.(b)	22,143	2,110,006
Medifast, Inc.(b)	13,675	1,723,734
	Shares	Value
Personal Products-(continued)
Nu Skin Enterprises, Inc., Class A	62,528	$2,608,043
USANA Health Sciences, Inc.(c)	13,819	760,598
		13,035,585
Tobacco-5.84%
Universal Corp.	30,534	1,737,690
Vector Group Ltd.	163,302	1,812,652
		3,550,342
Total Common Stocks & Other Equity Interests (Cost $57,273,021)		60,820,831

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $2,461)	2,461	2,461
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $57,275,482)		60,823,292
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.91%
Invesco Private Government Fund, 3.83%(d)(e)(f)	5,264,390	5,264,390
Invesco Private Prime Fund, 4.15%(d)(e)(f)	13,530,729	13,533,435
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,795,137)		18,797,825
TOTAL INVESTMENTS IN SECURITIES-130.90% (Cost $76,070,619)		79,621,117
OTHER ASSETS LESS LIABILITIES-(30.90)%		(18,796,948)
NET ASSETS-100.00%		$60,824,169

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$48,841	$324,263	$(370,643)	$-	$-	$2,461	$180
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,082,330	$10,640,976	$(9,458,916)	$-	$-	$5,264,390	$37,771*
Invesco Private Prime Fund	10,750,140	24,480,249	(21,698,535)	1,966	(385)	13,533,435	102,178*
Total	$14,881,311	$35,445,488	$(31,528,094)	$1,966	$(385)	$18,800,286	$140,129

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.22%
Energy Equipment & Services-46.59%
Archrock, Inc.(b)	535,344	$4,662,846
Bristow Group, Inc.(b)(c)	93,864	2,440,464
Core Laboratories N.V.	185,298	4,017,260
DMC Global, Inc.(b)(c)	74,206	1,364,648
Dril-Quip, Inc.(b)(c)	137,494	3,236,609
Helix Energy Solutions Group, Inc.(b)(c)	570,494	3,639,752
Helmerich & Payne, Inc.	374,010	19,104,431
Nabors Industries Ltd.(b)(c)	35,788	5,666,314
Oceaneering International, Inc.(b)(c)	401,035	6,091,722
Oil States International, Inc.(b)(c)	255,593	1,725,253
Patterson-UTI Energy, Inc.	461,056	8,275,955
ProPetro Holding Corp.(c)	350,592	3,849,500
RPC, Inc.	332,836	3,082,061
US Silica Holdings, Inc.(b)(c)	302,221	3,956,073
		71,112,888
Oil, Gas & Consumable Fuels-53.63%
Callon Petroleum Co.(b)(c)	163,541	6,855,639
Civitas Resources, Inc.	184,250	12,411,080
CONSOL Energy, Inc.	103,881	8,045,583
Dorian LPG Ltd.	126,831	2,469,400
Green Plains, Inc.(b)(c)	181,397	6,269,080
Laredo Petroleum, Inc.(b)(c)	68,415	4,366,929
Par Pacific Holdings, Inc.(b)(c)	221,456	5,188,714
Ranger Oil Corp., Class A(b)	79,239	3,452,443
REX American Resources Corp.(b)(c)	62,874	1,855,412
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
SM Energy Co.	435,477	$18,773,414
Talos Energy, Inc.(b)(c)	260,827	5,125,251
World Fuel Services Corp.	247,665	7,046,069
		81,859,014
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $148,224,690)		152,971,902
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.73%
Invesco Private Government Fund, 3.83%(d)(e)(f)	4,588,237	4,588,237
Invesco Private Prime Fund, 4.15%(d)(e)(f)	11,791,603	11,793,961
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,380,169)		16,382,198
TOTAL INVESTMENTS IN SECURITIES-110.95% (Cost $164,604,859)		169,354,100
OTHER ASSETS LESS LIABILITIES-(10.95)%		(16,717,863)
NET ASSETS-100.00%		$152,636,237

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,106,697	$(2,106,697)	$-	$-	$-	$680
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,461,522	12,400,121	(20,273,406)	-	-	4,588,237	54,014*
Invesco Private Prime Fund	32,043,914	27,994,551	(48,245,506)	795	207	11,793,961	145,874*
Total	$44,505,436	$42,501,369	$(70,625,609)	$795	$207	$16,382,198	$200,568

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Banks-41.22%
Ameris Bancorp	9,295	$491,520
Banc of California, Inc.	7,857	133,333
BancFirst Corp.	2,476	252,403
Bancorp, Inc. (The)(b)(c)	8,067	241,768
BankUnited, Inc.	11,105	407,776
Banner Corp.	4,873	344,131
Berkshire Hills Bancorp, Inc.	6,548	204,167
Brookline Bancorp, Inc.	10,799	153,562
Central Pacific Financial Corp.	3,855	81,687
City Holding Co.(c)	2,123	216,376
Columbia Banking System, Inc.(c)	11,228	382,426
Community Bank System, Inc.	7,660	498,972
Customers Bancorp, Inc.(b)	4,296	138,632
CVB Financial Corp.	18,752	537,807
Dime Community Bancshares, Inc.	4,566	162,869
Eagle Bancorp, Inc.(c)	4,585	216,229
FB Financial Corp.	5,023	215,035
First Bancorp (Puerto Rico)	26,808	412,307
First Bancorp/Southern Pines NC	5,088	247,429
First Commonwealth Financial Corp.	13,359	196,644
First Financial Bancorp	13,557	358,312
First Hawaiian, Inc.	18,206	483,369
Hanmi Financial Corp.	4,293	116,126
Heritage Financial Corp.	4,943	162,625
Hilltop Holdings, Inc.	6,562	195,548
HomeStreet, Inc.	2,505	68,386
Hope Bancorp, Inc.	17,053	232,262
Independent Bank Corp.	6,543	592,272
Independent Bank Group, Inc.(c)	5,050	332,997
Lakeland Financial Corp.(c)	3,624	286,151
National Bank Holdings Corp., Class A	4,303	200,133
NBT Bancorp, Inc.	6,122	282,592
Northwest Bancshares, Inc.	18,135	277,284
OFG Bancorp (Puerto Rico)	6,803	197,083
Pacific Premier Bancorp, Inc.	13,538	500,229
Park National Corp.(c)	2,066	312,648
Pathward Financial, Inc.	4,092	178,125
Preferred Bank	1,918	144,982
Renasant Corp.	7,978	325,263
S&T Bancorp, Inc.	5,595	209,365
Seacoast Banking Corp. of Florida(c)	8,769	301,478
ServisFirst Bancshares, Inc.(c)	6,963	527,935
Simmons First National Corp., Class A	18,322	425,254
Southside Bancshares, Inc.	4,295	156,080
Stellar Bancorp, Inc.(c)	6,416	216,925
Tompkins Financial Corp.	1,776	148,367
Triumph Financial, Inc.(b)	3,291	196,670
Trustmark Corp.	8,730	319,343
United Community Banks, Inc.	15,118	589,148
Veritex Holdings, Inc.	7,697	251,384
Westamerica Bancorporation	3,838	236,996
		14,360,405
Capital Markets-3.74%
B. Riley Financial, Inc.(c)	2,232	98,030
Blucora, Inc.(b)	6,725	168,461
Brightsphere Investment Group, Inc.	4,551	92,658
Donnelley Financial Solutions, Inc.(b)(c)	3,598	137,372
Piper Sandler Cos.	1,959	281,430
StoneX Group, Inc.(b)	2,456	249,210
	Shares	Value
Capital Markets-(continued)
Virtus Investment Partners, Inc.	964	$186,958
WisdomTree, Inc.	15,688	87,382
		1,301,501
Consumer Finance-3.61%
Bread Financial Holdings, Inc.(c)	7,122	292,216
Encore Capital Group, Inc.(b)(c)	3,363	169,495
Enova International, Inc.(b)	4,509	181,893
EZCORP, Inc., Class A(b)	7,559	75,741
Green Dot Corp., Class A(b)	6,735	137,259
LendingTree, Inc.(b)	1,530	36,644
PRA Group, Inc.(b)(c)	5,488	188,677
PROG Holdings, Inc.(b)(c)	7,107	139,937
World Acceptance Corp.(b)(c)	512	36,306
		1,258,168
Equity REITs-27.68%
Acadia Realty Trust	13,567	208,660
Agree Realty Corp.	11,376	795,751
Alexander & Baldwin, Inc.	10,393	205,262
American Assets Trust, Inc.	7,436	217,800
Armada Hoffler Properties, Inc.(c)	9,535	115,850
Brandywine Realty Trust	24,159	166,939
CareTrust REIT, Inc.	13,870	274,626
Centerspace(c)	2,166	139,707
Chatham Lodging Trust(b)	6,872	91,879
Community Healthcare Trust, Inc.	3,287	115,900
DiamondRock Hospitality Co.	30,144	283,655
Diversified Healthcare Trust	33,672	33,335
Easterly Government Properties, Inc.	12,981	205,619
Elme Communities(c)	12,464	246,289
Essential Properties Realty Trust, Inc.	20,146	467,589
Four Corners Property Trust, Inc.	11,623	315,448
Franklin Street Properties Corp.	12,939	37,782
Getty Realty Corp.(c)	6,082	200,828
Global Net Lease, Inc.(c)	14,829	200,636
Hersha Hospitality Trust, Class A	4,628	44,568
Hudson Pacific Properties, Inc.	18,421	212,947
Industrial Logistics Properties Trust(c)	9,212	37,493
Innovative Industrial Properties, Inc.(c)	3,990	483,628
iStar, Inc.	12,024	96,553
LTC Properties, Inc.	5,782	227,175
LXP Industrial Trust(c)	39,875	429,055
NexPoint Residential Trust, Inc.	3,214	154,561
Office Properties Income Trust(c)	6,823	104,324
Orion Office REIT, Inc.	7,975	74,088
Outfront Media, Inc.	20,841	381,182
Retail Opportunity Investments Corp.	17,807	271,557
RPT Realty	11,994	134,333
Safehold, Inc.(c)	3,473	102,518
Saul Centers, Inc.	1,816	78,270
Service Properties Trust	23,255	182,552
SITE Centers Corp.	26,602	361,521
Summit Hotel Properties, Inc.	15,052	128,694
Sunstone Hotel Investors, Inc.(c)	30,273	332,700
Tanger Factory Outlet Centers, Inc.(c)	14,908	289,960
Uniti Group, Inc.	33,823	257,731
Universal Health Realty Income Trust	1,787	93,800
Urban Edge Properties(c)	16,799	264,248
Urstadt Biddle Properties, Inc., Class A	4,249	81,283
Veris Residential, Inc.(b)	11,157	179,181
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Equity REITs-(continued)
Whitestone REIT	6,534	$63,576
Xenia Hotels & Resorts, Inc.(c)	16,304	251,408
		9,642,461
Insurance-10.17%
Ambac Financial Group, Inc.(b)	6,332	102,958
American Equity Investment Life Holding Co.	10,123	410,083
AMERISAFE, Inc.	2,714	161,130
Assured Guaranty Ltd.	8,825	587,480
Employers Holdings, Inc.	3,846	178,724
Genworth Financial, Inc., Class A(b)	71,962	361,969
HCI Group, Inc.	1,006	37,645
Horace Mann Educators Corp.	5,839	225,327
James River Group Holdings Ltd.	5,273	126,657
Mercury General Corp.	3,742	135,760
Palomar Holdings, Inc.(b)	3,605	226,178
ProAssurance Corp.	7,600	151,924
Safety Insurance Group, Inc.	2,109	193,480
SiriusPoint Ltd. (Bermuda)(b)	11,962	77,992
Stewart Information Services Corp.	3,817	168,940
Trupanion, Inc.(b)(c)	4,994	261,036
United Fire Group, Inc.	3,049	93,147
Universal Insurance Holdings, Inc.	3,893	42,784
		3,543,214
Mortgage REITs-4.94%
Apollo Commercial Real Estate Finance, Inc.	18,465	228,227
ARMOUR Residential REIT, Inc.	16,143	94,921
Ellington Financial, Inc.	8,020	109,393
Franklin BSP Realty Trust, Inc.(c)	11,798	172,251
Granite Point Mortgage Trust, Inc.(c)	7,372	47,255
Invesco Mortgage Capital, Inc.(d)	4,652	61,081
KKR Real Estate Finance Trust, Inc.(c)	8,193	135,594
New York Mortgage Trust, Inc.	53,190	149,464
PennyMac Mortgage Investment Trust(c)	12,957	197,853
Ready Capital Corp.(c)	14,566	195,184
Redwood Trust, Inc.	16,444	129,908
Two Harbors Investment Corp.(c)	12,313	201,933
		1,723,064
Real Estate Management & Development-1.53%
Anywhere Real Estate, Inc.(b)(c)	16,107	121,608
Douglas Elliman, Inc.	9,499	39,136
Marcus & Millichap, Inc.	3,545	132,016
RE/MAX Holdings, Inc., Class A	2,645	55,016
St. Joe Co. (The)(c)	4,811	184,886
		532,662
	Shares	Value
Thrifts & Mortgage Finance-7.03%
Axos Financial, Inc.(b)	7,596	$304,675
Capitol Federal Financial, Inc.	18,186	152,217
Mr. Cooper Group, Inc.(b)	10,223	461,671
NMI Holdings, Inc., Class A(b)	12,074	259,953
Northfield Bancorp, Inc.	5,997	95,652
Provident Financial Services, Inc.	10,703	241,139
TrustCo Bank Corp.	2,694	104,635
Walker & Dunlop, Inc.	4,383	391,446
WSFS Financial Corp.	9,067	439,840
		2,451,228
Total Common Stocks & Other Equity Interests (Cost $37,337,712)		34,812,703

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $30,362)	30,362	30,362
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $37,368,074)		34,843,065
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.08%
Invesco Private Government Fund, 3.83%(d)(e)(f)	1,862,122	1,862,122
Invesco Private Prime Fund, 4.15%(d)(e)(f)	4,786,104	4,787,061
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,648,305)		6,649,183
TOTAL INVESTMENTS IN SECURITIES-119.09% (Cost $44,016,379)		41,492,248
OTHER ASSETS LESS LIABILITIES-(19.09)%		(6,651,121)
NET ASSETS-100.00%		$34,841,127

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$85,870	$-	$(9,944)	$21,852	$(36,697)	$61,081	$3,214
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	19,361	448,020	(437,019)	-	-	30,362	154
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,426,621	3,991,738	(4,556,237)	-	-	1,862,122	15,892*
Invesco Private Prime Fund	6,239,883	9,388,491	(10,841,838)	618	(93)	4,787,061	42,705*
Total	$8,771,735	$13,828,249	$(15,845,038)	$22,470	$(36,790)	$6,740,626	$61,965

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Biotechnology-24.95%
Anika Therapeutics, Inc.(b)	47,903	$1,510,861
Arcus Biosciences, Inc.(b)(c)	171,114	6,018,079
Avid Bioservices, Inc.(b)(c)	203,613	3,188,580
Catalyst Pharmaceuticals, Inc.(b)(c)	311,478	5,223,486
Coherus Biosciences, Inc.(b)(c)	211,889	1,453,559
Cytokinetics, Inc.(b)(c)	309,998	13,174,915
Dynavax Technologies Corp.(b)(c)	387,234	4,805,574
Eagle Pharmaceuticals, Inc.(b)(c)	34,897	1,267,459
Emergent BioSolutions, Inc.(b)(c)	146,074	1,796,710
Enanta Pharmaceuticals, Inc.(b)(c)	64,170	2,810,004
Ironwood Pharmaceuticals, Inc.(b)(c)	438,899	5,315,067
iTeos Therapeutics, Inc.(b)(c)	80,652	1,625,138
Ligand Pharmaceuticals, Inc.(b)(c)	52,661	3,838,987
Myriad Genetics, Inc.(b)(c)	265,507	5,379,172
OmniAb, Inc.(b)	10	35
OmniAb, Inc.(b)(d)	20,054	0
OmniAb, Inc.(b)(d)	20,054	0
Organogenesis Holdings, Inc.(b)(c)	231,662	634,754
REGENXBIO, Inc.(b)(c)	123,907	2,961,377
uniQure N.V. (Netherlands)(b)	135,052	3,573,476
Vanda Pharmaceuticals, Inc.(b)	186,165	2,031,060
Vericel Corp.(b)(c)	155,300	3,545,499
Vir Biotechnology, Inc.(b)(c)	248,905	7,024,099
Xencor, Inc.(b)(c)	196,621	5,843,576
		83,021,467
Health Care Equipment & Supplies-23.50%
AngioDynamics, Inc.(b)	127,867	1,655,878
Artivion, Inc.(b)(c)	132,477	1,694,381
Avanos Medical, Inc.(b)(c)	153,065	4,117,448
Cardiovascular Systems, Inc.(b)	134,299	1,881,529
CONMED Corp.(c)	100,308	8,310,518
Cutera, Inc.(b)(c)	58,643	2,790,234
Embecta Corp.(c)	190,351	6,266,355
Glaukos Corp.(b)(c)	156,708	7,297,891
Heska Corp.(b)(c)	33,389	2,148,582
Inogen, Inc.(b)(c)	75,100	1,676,232
Integer Holdings Corp.(b)(c)	109,049	8,104,522
LeMaitre Vascular, Inc.(c)	63,668	2,982,846
Meridian Bioscience, Inc.(b)	144,046	4,609,472
Merit Medical Systems, Inc.(b)	186,916	13,457,952
Mesa Laboratories, Inc.	16,406	2,775,403
OraSure Technologies, Inc.(b)	238,540	1,202,241
Orthofix Medical, Inc.(b)(c)	65,582	1,179,820
SurModics, Inc.(b)	45,936	1,659,668
Varex Imaging Corp.(b)(c)	131,320	2,789,237
Zimvie, Inc.(b)(c)	68,395	611,451
Zynex, Inc.(c)	73,122	1,003,234
		78,214,894
Health Care Providers & Services-28.51%
AdaptHealth Corp.(b)(c)	252,505	5,633,387
Addus HomeCare Corp.(b)(c)	52,944	5,838,664
AMN Healthcare Services, Inc.(b)(c)	142,486	17,625,518
Apollo Medical Holdings, Inc.(b)(c)	129,235	3,678,028
Community Health Systems, Inc.(b)(c)	410,854	1,409,229
CorVel Corp.(b)(c)	30,369	4,645,546
Cross Country Healthcare, Inc.(b)(c)	119,611	4,279,682
Enhabit, Inc.(b)	162,949	2,331,800
Ensign Group, Inc. (The)(c)	182,065	17,296,175
	Shares	Value
Health Care Providers & Services-(continued)
Fulgent Genetics, Inc.(b)(c)	66,763	$2,421,494
Joint Corp. (The)(b)(c)	47,554	709,030
ModivCare, Inc.(b)(c)	41,649	3,206,973
Owens & Minor, Inc.(c)	250,986	5,172,822
Pediatrix Medical Group, Inc.(b)(c)	277,696	4,437,582
Pennant Group, Inc. (The)(b)(c)	92,293	954,310
RadNet, Inc.(b)	160,479	3,172,670
Select Medical Holdings Corp.	340,014	8,357,544
US Physical Therapy, Inc.	42,835	3,701,372
		94,871,826
Health Care Technology-5.26%
Allscripts Healthcare Solutions, Inc.(b)(c)	364,929	6,911,755
Computer Programs & Systems, Inc.(b)(c)	48,481	1,435,038
HealthStream, Inc.(b)	79,342	2,015,287
NextGen Healthcare, Inc.(b)(c)	181,477	3,774,722
OptimizeRx Corp.(b)(c)	59,152	1,247,516
Simulations Plus, Inc.(c)	52,462	2,129,432
		17,513,750
Life Sciences Tools & Services-2.11%
BioLife Solutions, Inc.(b)(c)	111,947	2,369,918
NeoGenomics, Inc.(b)	414,096	4,642,016
		7,011,934
Pharmaceuticals-15.75%
Amphastar Pharmaceuticals, Inc.(b)(c)	125,941	3,714,000
ANI Pharmaceuticals, Inc.(b)(c)	39,649	1,663,276
Cara Therapeutics, Inc.(b)(c)	148,040	1,746,872
Collegium Pharmaceutical, Inc.(b)(c)	112,008	2,449,615
Corcept Therapeutics, Inc.(b)	313,926	7,936,049
Harmony Biosciences Holdings, Inc.(b)(c)	97,423	5,822,973
Innoviva, Inc.(b)(c)	206,495	2,711,279
Nektar Therapeutics(b)(c)	620,481	1,737,347
Pacira BioSciences, Inc.(b)(c)	150,904	7,281,118
Phibro Animal Health Corp., Class A	66,766	821,889
Prestige Consumer Healthcare, Inc.(b)	163,856	10,070,590
Supernus Pharmaceuticals, Inc.(b)(c)	176,107	6,466,649
		52,421,657
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $373,252,084)		333,055,528
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.85%
Invesco Private Government Fund, 3.83%(e)(f)(g)	29,661,809	29,661,809
Invesco Private Prime Fund, 4.15%(e)(f)(g)	76,328,566	76,343,829
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $105,994,818)		106,005,638
TOTAL INVESTMENTS IN SECURITIES-131.93% (Cost $479,246,902)		439,061,166
OTHER ASSETS LESS LIABILITIES-(31.93)%		(106,251,315)
NET ASSETS-100.00%		$332,809,851

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
November 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,214	$7,387,190	$(7,388,404)	$-	$-	$-	$3,111
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,445,085	23,660,761	(22,444,037)	-	-	29,661,809	229,019*
Invesco Private Prime Fund	73,144,505	53,636,237	(50,444,996)	6,347	1,736	76,343,829	616,295*
Total	$101,590,804	$84,684,188	$(80,277,437)	$6,347	$1,736	$106,005,638	$848,425

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Aerospace & Defense-7.72%
AAR Corp.(b)	15,813	$736,253
Aerojet Rocketdyne Holdings, Inc.(b)	35,606	1,851,512
AeroVironment, Inc.(b)	11,748	1,080,699
Kaman Corp.	13,168	268,232
Moog, Inc., Class A	13,639	1,187,002
National Presto Industries, Inc.	2,388	165,059
Park Aerospace Corp.	9,136	120,869
Triumph Group, Inc.(b)	30,543	349,717
		5,759,343
Air Freight & Logistics-5.35%
Atlas Air Worldwide Holdings, Inc.(b)(c)	12,136	1,222,945
Forward Air Corp.	12,646	1,421,031
Hub Group, Inc., Class A(b)	16,006	1,346,905
		3,990,881
Airlines-2.26%
Allegiant Travel Co.(b)(c)	7,265	600,162
Hawaiian Holdings, Inc.(b)(c)	24,157	335,782
SkyWest, Inc.(b)	23,782	438,778
Sun Country Airlines Holdings, Inc.(b)(c)	15,307	309,201
		1,683,923
Building Products-11.69%
AAON, Inc.	19,778	1,567,604
American Woodmark Corp.(b)	7,801	422,814
Apogee Enterprises, Inc.	10,416	502,572
Gibraltar Industries, Inc.(b)	14,869	752,520
Griffon Corp.	22,266	786,213
Insteel Industries, Inc.	9,170	270,423
PGT Innovations, Inc.(b)	28,182	557,722
Quanex Building Products Corp.	15,664	372,333
Resideo Technologies, Inc.(b)	68,490	1,109,538
UFP Industries, Inc.	29,019	2,375,496
		8,717,235
Commercial Services & Supplies-13.22%
ABM Industries, Inc.	31,456	1,484,094
Brady Corp., Class A	21,948	1,051,309
CoreCivic, Inc.(b)	55,295	734,318
Deluxe Corp.	20,255	391,732
GEO Group, Inc. (The)(b)(c)	58,338	689,555
Harsco Corp.(b)	37,342	279,318
Healthcare Services Group, Inc.	34,814	485,655
HNI Corp.	19,431	563,499
Interface, Inc.	27,625	299,179
KAR Auction Services, Inc.(b)(c)	54,454	748,198
Matthews International Corp., Class A	14,389	455,556
MillerKnoll, Inc.	35,656	727,026
Pitney Bowes, Inc.	76,021	290,400
UniFirst Corp.	7,108	1,377,246
Viad Corp.(b)	9,694	287,039
		9,864,124
Construction & Engineering-7.87%
Arcosa, Inc.	22,775	1,391,553
Comfort Systems USA, Inc.	16,849	2,135,779
Granite Construction, Inc.(c)	20,726	746,551
MYR Group, Inc.(b)	7,831	748,095
NV5 Global, Inc.(b)(c)	5,848	845,094
		5,867,072
Electrical Equipment-2.57%
AZZ, Inc.	11,653	485,114
	Shares	Value
Electrical Equipment-(continued)
Encore Wire Corp.(c)	9,008	$1,316,159
Powell Industries, Inc.	4,308	113,387
		1,914,660
Machinery-29.29%
3D Systems Corp.(b)(c)	61,248	621,055
Alamo Group, Inc.	4,838	728,119
Albany International Corp., Class A	14,648	1,484,868
Astec Industries, Inc.	10,749	475,536
Barnes Group, Inc.	23,749	1,011,470
CIRCOR International, Inc.(b)(c)	9,572	263,709
Enerpac Tool Group Corp.	27,334	684,443
EnPro Industries, Inc.	9,797	1,163,884
ESCO Technologies, Inc.	12,177	1,144,760
Federal Signal Corp.	28,555	1,387,487
Franklin Electric Co., Inc.	18,313	1,525,473
Greenbrier Cos., Inc. (The)(c)	15,320	588,135
Hillenbrand, Inc.	32,712	1,635,600
John Bean Technologies Corp.	15,005	1,378,359
Lindsay Corp.	5,162	911,041
Mueller Industries, Inc.	26,694	1,835,746
Proto Labs, Inc.(b)(c)	12,929	342,877
SPX Technologies, Inc.(b)	21,292	1,424,435
Standex International Corp.	5,625	590,906
Tennant Co.	8,739	555,189
Titan International, Inc.(b)	23,916	342,716
Trinity Industries, Inc.(c)	38,619	1,182,900
Wabash National Corp.	22,824	572,198
		21,850,906
Marine-1.57%
Matson, Inc.	18,358	1,170,506
Professional Services-7.12%
Exponent, Inc.	24,067	2,488,769
Forrester Research, Inc.(b)	5,264	185,188
Heidrick & Struggles International, Inc.	9,279	275,586
Kelly Services, Inc., Class A	16,261	276,274
Korn Ferry	25,717	1,466,641
Resources Connection, Inc.	14,943	288,400
TrueBlue, Inc.(b)	15,366	331,598
		5,312,456
Road & Rail-2.54%
ArcBest Corp.	11,532	954,504
Heartland Express, Inc.	21,895	366,522
Marten Transport Ltd.	27,043	576,286
		1,897,312
Trading Companies & Distributors-8.69%
Applied Industrial Technologies, Inc.	18,104	2,398,599
Boise Cascade Co.	18,579	1,375,589
DXP Enterprises, Inc.(b)	7,443	192,253
GMS, Inc.(b)	20,049	984,406
NOW, Inc.(b)	52,113	650,370
Veritiv Corp.	6,565	883,255
		6,484,472
Total Common Stocks & Other Equity Interests (Cost $79,411,952)		74,512,890
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $1,071)	1,071	$1,071
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $79,413,023)		74,513,961
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.68%
Invesco Private Government Fund, 3.83%(d)(e)(f)	2,021,262	2,021,262
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	5,194,894	$5,195,933
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,216,261)		7,217,195
TOTAL INVESTMENTS IN SECURITIES-109.57% (Cost $86,629,284)		81,731,156
OTHER ASSETS LESS LIABILITIES-(9.57)%		(7,135,780)
NET ASSETS-100.00%		$74,595,376

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,939	$1,364,187	$(1,383,055)	$-	$-	$1,071	$429
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,784,177	5,030,848	(6,793,763)	-	-	2,021,262	24,798*
Invesco Private Prime Fund	9,746,286	13,949,107	(18,500,020)	341	219	5,195,933	66,473*
Total	$13,550,402	$20,344,142	$(26,676,838)	$341	$219	$7,218,266	$91,700

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communications Equipment-12.26%
ADTRAN Holdings, Inc.	185,008	$3,750,112
Clearfield, Inc.(b)(c)	30,046	3,954,654
Comtech Telecommunications Corp.	72,327	844,056
Digi International, Inc.(b)(c)	92,162	3,914,120
Extreme Networks, Inc.(b)	339,481	7,118,917
Harmonic, Inc.(b)(c)	275,985	4,233,610
NETGEAR, Inc.(b)	75,516	1,489,931
NetScout Systems, Inc.(b)(c)	178,335	6,648,329
Viavi Solutions, Inc.(b)(c)	598,420	6,780,099
		38,733,828
Electronic Equipment, Instruments & Components-31.89%
Advanced Energy Industries, Inc.(c)	98,114	9,089,281
Arlo Technologies, Inc.(b)	230,460	880,357
Badger Meter, Inc.	76,887	8,905,052
Benchmark Electronics, Inc.(c)	92,344	2,665,971
CTS Corp.	83,665	3,555,763
ePlus, Inc.(b)	70,607	3,506,344
Fabrinet (Thailand)(b)(c)	96,623	12,890,474
FARO Technologies, Inc.(b)(c)	48,060	1,437,955
Insight Enterprises, Inc.(b)(c)	80,192	8,332,751
Itron, Inc.(b)(c)	118,562	6,305,127
Knowles Corp.(b)(c)	240,730	3,755,388
Methode Electronics, Inc.(c)	96,555	4,410,632
OSI Systems, Inc.(b)	41,630	3,683,422
PC Connection, Inc.(b)	29,687	1,649,113
Plexus Corp.(b)(c)	72,790	8,022,914
Rogers Corp.(b)	49,208	5,365,640
Sanmina Corp.(b)(c)	151,821	10,033,850
ScanSource, Inc.(b)	66,275	1,978,972
TTM Technologies, Inc.(b)(c)	268,384	4,312,931
		100,781,937
IT Services-9.09%
CSG Systems International, Inc.	84,263	5,210,824
EVERTEC, Inc. (Puerto Rico)	173,259	5,850,956
Payoneer Global, Inc.(b)	518,527	2,800,046
Perficient, Inc.(b)(c)	90,900	6,458,445
Sabre Corp.(b)	862,230	5,268,225
TTEC Holdings, Inc.	49,585	2,377,601
Unisys Corp.(b)(c)	177,853	764,768
		28,730,865
Semiconductors & Semiconductor Equipment-26.44%
Alpha & Omega Semiconductor Ltd.(b)(c)	58,227	2,042,603
Axcelis Technologies, Inc.(b)	86,752	6,928,015
CEVA, Inc.(b)(c)	60,980	1,656,827
Cohu, Inc.(b)	126,706	4,538,609
Diodes, Inc.(b)	119,467	11,018,441
FormFactor, Inc.(b)(c)	202,550	4,672,829
Ichor Holdings Ltd.(b)(c)	75,523	2,249,075
Kulicke & Soffa Industries, Inc. (Singapore)(c)	152,551	7,314,820
MaxLinear, Inc.(b)(c)	189,328	6,929,405
Onto Innovation, Inc.(b)	130,481	10,431,956
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
PDF Solutions, Inc.(b)(c)	77,335	$2,425,999
Photronics, Inc.(b)	161,733	3,040,580
Rambus, Inc.(b)(c)	290,323	11,142,597
SMART Global Holdings, Inc.(b)(c)	131,395	2,221,889
Ultra Clean Holdings, Inc.(b)	119,312	4,251,087
Veeco Instruments, Inc.(b)(c)	135,122	2,686,225
		83,550,957
Software-18.88%
8x8, Inc.(b)(c)	314,909	1,347,811
A10 Networks, Inc.	174,071	3,256,868
Adeia, Inc.	273,684	3,024,208
Agilysys, Inc.(b)(c)	51,964	3,450,410
Alarm.com Holdings, Inc.(b)(c)	130,664	6,520,134
Cerence, Inc.(b)(c)	103,410	2,120,939
Consensus Cloud Solutions, Inc.(b)(c)	46,349	2,632,160
Digital Turbine, Inc.(b)(c)	236,281	4,314,491
Ebix, Inc.	61,714	1,171,949
InterDigital, Inc.(c)	77,882	3,907,340
LivePerson, Inc.(b)(c)	182,418	2,141,587
LiveRamp Holdings, Inc.(b)	176,398	3,873,700
OneSpan, Inc.(b)	92,442	1,161,996
Progress Software Corp.	114,161	6,087,064
SPS Commerce, Inc.(b)(c)	94,603	13,458,223
Xperi, Inc.(b)	109,372	1,171,374
		59,640,254
Technology Hardware, Storage & Peripherals-1.46%
Avid Technology, Inc.(b)(c)	89,128	2,502,714
Corsair Gaming, Inc.(b)(c)	100,702	1,698,843
Diebold Nixdorf, Inc.(b)(c)	194,587	418,362
		4,619,919
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $301,245,196)		316,057,760
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.35%
Invesco Private Government Fund, 3.83%(d)(e)(f)	20,665,672	20,665,672
Invesco Private Prime Fund, 4.15%(d)(e)(f)	53,115,657	53,126,278
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,783,580)		73,791,950
TOTAL INVESTMENTS IN SECURITIES-123.37% (Cost $375,028,776)		389,849,710
OTHER ASSETS LESS LIABILITIES-(23.37)%		(73,846,593)
NET ASSETS-100.00%		$316,003,117

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
November 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,971,318	$476,649	$(4,447,967)	$-	$-	$-	$655
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,677,602	39,157,945	(43,169,875)	-	-	20,665,672	167,740*
Invesco Private Prime Fund	63,456,692	86,213,180	(96,548,351)	3,643	1,114	53,126,278	453,210*
Total	$92,105,612	$125,847,774	$(144,166,193)	$3,643	$1,114	$73,791,950	$621,605

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Chemicals-55.13%
AdvanSix, Inc.	9,926	$408,554
American Vanguard Corp.	10,243	235,589
Balchem Corp.	11,372	1,601,178
FutureFuel Corp.	9,113	80,559
H.B. Fuller Co.	18,822	1,511,595
Hawkins, Inc.	6,676	277,722
Innospec, Inc.	8,770	972,505
Koppers Holdings, Inc.	7,377	219,761
Livent Corp.(b)(c)	63,456	1,776,133
Mativ Holdings, Inc., Class A	19,380	402,523
Minerals Technologies, Inc.	11,536	695,505
Quaker Chemical Corp.(c)	4,821	948,724
Rayonier Advanced Materials, Inc.(b)	22,581	174,777
Stepan Co.	7,496	836,329
Tredegar Corp.	8,877	91,788
Trinseo PLC(c)	12,390	305,413
		10,538,655
Containers & Packaging-6.30%
Myers Industries, Inc.	12,873	300,456
O-I Glass, Inc.(b)	55,090	904,027
		1,204,483
Metals & Mining-32.93%
Arconic Corp.(b)	36,329	865,720
ATI, Inc.(b)	45,951	1,401,965
Carpenter Technology Corp.	17,084	701,469
Century Aluminum Co.(b)	18,061	162,730
Compass Minerals International, Inc.	12,106	536,901
Haynes International, Inc.	4,399	219,774
Kaiser Aluminum Corp.(c)	5,648	510,579
Materion Corp.	7,262	585,027
Olympic Steel, Inc.	3,376	118,464
SunCoke Energy, Inc.	29,440	249,062
TimkenSteel Corp.(b)	14,521	271,543
Warrior Met Coal, Inc.	18,282	673,143
		6,296,377
	Shares	Value
Paper & Forest Products-5.55%
Clearwater Paper Corp.(b)	5,910	$230,667
Mercer International, Inc. (Germany)	14,248	196,623
Sylvamo Corp.	11,723	634,097
		1,061,387
Total Common Stocks & Other Equity Interests (Cost $18,670,895)		19,100,902

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $40)	40	40
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $18,670,935)		19,100,942
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.28%
Invesco Private Government Fund, 3.83%(d)(e)(f)	924,923	924,923
Invesco Private Prime Fund, 4.15%(d)(e)(f)	2,377,279	2,377,754
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,302,339)		3,302,677
TOTAL INVESTMENTS IN SECURITIES-117.19% (Cost $21,973,274)		22,403,619
OTHER ASSETS LESS LIABILITIES-(17.19)%		(3,286,273)
NET ASSETS-100.00%		$19,117,346

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$93,192	$(93,152)	$-	$-	$40	$51
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$822,594	$4,564,197	$(4,461,868)	$-	$-	$924,923	$8,872*
Invesco Private Prime Fund	2,115,243	9,381,484	(9,119,207)	188	46	2,377,754	24,047*
Total	$2,937,837	$14,038,873	$(13,674,227)	$188	$46	$3,302,717	$32,970

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Diversified Telecommunication Services-7.27%
ATN International, Inc.	6,136	$297,044
Cogent Communications Holdings, Inc.	18,057	1,048,209
Consolidated Communications Holdings, Inc.(b)(c)	42,330	195,564
		1,540,817
Entertainment-5.03%
Cinemark Holdings, Inc.(b)(c)	61,633	838,825
Marcus Corp. (The)(c)	13,982	227,068
		1,065,893
Gas Utilities-19.87%
Chesapeake Utilities Corp.	7,572	906,596
Northwest Natural Holding Co.	19,877	996,036
South Jersey Industries, Inc.(c)	66,513	2,308,001
		4,210,633
Interactive Media & Services-13.59%
Cars.com, Inc.(b)	36,219	535,317
QuinStreet, Inc.(b)	29,528	420,183
Shutterstock, Inc.	13,833	744,492
Yelp, Inc.(b)(c)	38,164	1,181,176
		2,881,168
Media-12.89%
AMC Networks, Inc., Class A(b)	16,035	320,059
E.W. Scripps Co. (The), Class A(b)(c)	33,186	497,126
Gannett Co., Inc.(b)(c)	81,050	202,625
Scholastic Corp.	17,084	702,494
TechTarget, Inc.(b)(c)	14,728	672,481
Thryv Holdings, Inc.(b)(c)	17,567	336,935
		2,731,720
Multi-Utilities-10.10%
Avista Corp.	39,632	1,636,009
Unitil Corp.	9,191	503,851
		2,139,860
	Shares	Value
Water Utilities-22.78%
American States Water Co.	20,069	$1,966,561
California Water Service Group	29,521	1,916,798
Middlesex Water Co.	10,117	945,434
		4,828,793
Wireless Telecommunication Services-8.29%
Gogo, Inc.(b)(c)	37,692	591,387
Shenandoah Telecommunications Co.(c)	28,744	559,646
Telephone & Data Systems, Inc.	57,520	606,261
		1,757,294
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $21,979,957)		21,156,178
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.00%
Invesco Private Government Fund, 3.83%(d)(e)(f)	1,424,483	1,424,483
Invesco Private Prime Fund, 4.15%(d)(e)(f)	3,661,363	3,662,095
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,085,975)		5,086,578
TOTAL INVESTMENTS IN SECURITIES-123.82% (Cost $27,065,932)		26,242,756
OTHER ASSETS LESS LIABILITIES-(23.82)%		(5,048,853)
NET ASSETS-100.00%		$21,193,903

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$126,058	$(126,058)	$-	$-	$-	$44
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	962,400	2,792,241	(2,330,158)	-	-	1,424,483	11,074*
Invesco Private Prime Fund	2,474,743	6,846,180	(5,659,225)	450	(53)	3,662,095	29,771*
Total	$3,437,143	$9,764,479	$(8,115,441)	$450	$(53)	$5,086,578	$40,889

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
November 30, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$426,150,419	$-	$-	$426,150,419
Money Market Funds	82,282	94,546,153	-	94,628,435
Total Investments	$426,232,701	$94,546,153	$-	$520,778,854
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,460,742	$-	$-	$25,460,742
Money Market Funds	27,155	8,252,738	-	8,279,893
Total Investments	$25,487,897	$8,252,738	$-	$33,740,635
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$60,820,831	$-	$-	$60,820,831
Money Market Funds	2,461	18,797,825	-	18,800,286
Total Investments	$60,823,292	$18,797,825	$-	$79,621,117
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$152,971,902	$-	$-	$152,971,902
Money Market Funds	-	16,382,198	-	16,382,198
Total Investments	$152,971,902	$16,382,198	$-	$169,354,100
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$34,812,703	$-	$-	$34,812,703
Money Market Funds	30,362	6,649,183	-	6,679,545
Total Investments	$34,843,065	$6,649,183	$-	$41,492,248

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$333,055,528	$-	$0	$333,055,528
Money Market Funds	-	106,005,638	-	106,005,638
Total Investments	$333,055,528	$106,005,638	$0	$439,061,166
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$74,512,890	$-	$-	$74,512,890
Money Market Funds	1,071	7,217,195	-	7,218,266
Total Investments	$74,513,961	$7,217,195	$-	$81,731,156
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$316,057,760	$-	$-	$316,057,760
Money Market Funds	-	73,791,950	-	73,791,950
Total Investments	$316,057,760	$73,791,950	$-	$389,849,710
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,100,902	$-	$-	$19,100,902
Money Market Funds	40	3,302,677	-	3,302,717
Total Investments	$19,100,942	$3,302,677	$-	$22,403,619
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,156,178	$-	$-	$21,156,178
Money Market Funds	-	5,086,578	-	5,086,578
Total Investments	$21,156,178	$5,086,578	$-	$26,242,756